Debt (Tables)	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Summary of debt
The following table summarizes information relating to our debt:

	December 31,		December 31,		March 31,
	2017		2018		2019
	Amount	Effective Rate	Amount	Effective Rate	Amount	Effective Rate

	(in thousands, except interest rates)				(unaudited)
Revolving credit facility	$—	—%	$—	—%	$—	—%
First Lien Term Loan (as amended) due Feb 2024	1,678,050	5.07%	1,970,100	5.27%	1,965,125	5.25%
Second Lien Floating Rate Notes (as amended) due Feb 2024	680,000	10.14%	—	—%	—	—%
Total principal amount	2,358,050		1,970,100		1,965,125
Unamortized discount and debt issuance costs	(95,478)		(46,128)		(43,842)
Total debt	2,262,572		1,923,972		1,921,283
Less: Current portion of long-term debt	(16,950)		(19,900)		(19,900)
Total long-term debt	$2,245,622		$1,904,072		$1,901,383

Summary of future minimum principal payments of debt
The following table summarizes the future minimum principal payments under the First Lien Term Loan outstanding as of December 31, 2018:

As of December 31, 2018

(in thousands)
2019	$19,900
2020	19,900
2021	19,900
2022	19,900
2023	19,900
Thereafter	1,870,600
Total minimum principal payments	$1,970,100